CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the year from continuing operations	$ (159,780)	$ (357,401)	$ (1,883)
Adjustments for:
Amortization and depreciation	160,633	200,788	182,270
Deferred income tax	50,027	(13,805)	(31,346)
Current income tax	19,084	(490)	48,425
Share of loss in associates	629	1,667	1,416
Impairment loss	371	62,268	42,801
Loss / (Gain) on disposals of property, plant and equipment and intangible assets	139	932	(16)
Unpaid concession fees	65,360	47,467	47,658
Low value, short term and variable lease payments	(1,204)	(1,031)	(2,831)
Changes in liability for concessions	109,103	69,737	88,488
Share-based compensation expenses	1,020	1,800
Interest expense	125,533	99,018	92,687
Other financial results, net	(19,157)	(14,611)	(36,210)
Net foreign exchange	(113,609)	25,022	37,390
Government subsidies per Covid-19 context	(33,366)	(46,701)
Government grants collected	11,790
Other accruals	7,450	5,037	22,763
Inflation adjustment	(17,727)	26,598	41,032
Acquisition of Intangible assets	(83,212)	(128,429)	(353,725)
Income tax paid	(2,871)	(11,126)	(45,213)
Changes in working capital	(12,255)	34,098	(153,419)
Net cash provided by / (used in) operating activities	107,958	838	(19,713)
Net cash used in discontinued operating activities	0	0	0
Cash flows from investing activities
Net acquisition of subsidiaries companies	(1,134)
Cash contribution in associates	(741)	(2,070)	(1,151)
Acquisition of other financial assets	(37,120)	(54,491)	(103,421)
Disposals of other financial assets	55,207	67,736	110,005
Acquisition of Property, plant and equipment	(7,665)	(8,951)	(17,117)
Acquisition of Intangible assets	(851)	(576)	(960)
Loans with related parties			4,157
Proceeds from sale of Property, plant and Equipment	535	11	23
Others	1,395	63	(408)
Net cash provided by / (used in) investing activities	9,626	1,722	(8,872)
Net cash used in discontinued investing activities	(2,495)	(100)	(3,274)
Cash flows from financing activities
Proceeds from cash contributions	11,475		27,506
Proceeds from borrowings	366,544	224,310	196,977
Principal elements of lease payments	(4,729)	(3,979)	(5,130)
Others	(4)
Loans paid	(266,839)	(71,466)	(90,457)
Interest paid	(86,108)	(41,149)	(78,832)
Debt renegotiation expenses	(20,439)	(10,975)
Debt renegotiation premium	(193)	(4,690)
Guarantee deposit	(1,015)	(1,509)	(3,007)
Dividends paid to non-controlling interests in subsidiaries	(2,361)	(1)	(22,482)
Net cash (used in) / provided by financing activities	(3,669)	90,541	24,575
Net cash used in discontinued financing activities	0	0	0
Increase / (Decrease) in cash and cash equivalents	113,915	93,101	(4,010)
Decrease in cash and cash equivalents from discontinued operations	(2,495)	(100)	(3,274)
Cash and cash equivalents
At the beginning of the year	281,031	195,696	244,865
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(16,668)	(7,666)	(41,885)
Decrease in cash and cash equivalents from discontinued operations	(2,495)	(100)	(3,274)
At the end of the year	$ 375,783	$ 281,031	$ 195,696